Commitments (Rent expense) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 0.9	$ 0.8	$ 1.7	$ 1.2	$ 1.1